Prospectus Supplement dated November 2, 2021
to
Davis Select U.S. Equity ETF
Davis Select International ETF
Davis Select Worldwide ETF
Davis Select Financial ETF
Portfolios of Davis Fundamental ETF Trust
Prospectus dated February 26, 2021
The following is added to the Portfolio Managers section under Management and Organization.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.

Statement of Additional Information Supplement dated November 2, 2021 to
Davis Select U.S. Equity ETF
Davis Select International ETF
Davis Select Worldwide ETF
Davis Select Financial ETF
Portfolios of Davis Fundamental ETF Trust
Statement of Additional Information dated February 26, 2021
The following is added to the Potential Conflicts of Interest section.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.